JPMorgan High Yield Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan High Yield Fund	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 463
Expense Example, No Redemption, 3 Years	695
Expense Example, No Redemption, 5 Years	944
Expense Example, No Redemption, 10 Years	1,658
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	488
Expense Example, No Redemption, 5 Years	856
Expense Example, No Redemption, 10 Years	1,760
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	251
Expense Example, No Redemption, 5 Years	452
Expense Example, No Redemption, 10 Years	$ 1,030